EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 8, 2016 (Accession No. 0001193125-16-616898), to the Prospectus and Statement of Additional Information dated September 30, 2015, for Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, each a series of DBX ETF Trust.